BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Percentage of total assets	30.00%
Maximum borrowing capacity	$ 272,300
FHLB borrowings, short-term	54,000	$ 86,500
Long-Term FHLB Borrowings
BORROWINGS
Long-term borrowings	20,000	30,000
FHLB borrowings, short-term	$ 10,000
Interest rate for long-term debt maturing 2026	4.13%
Interest rate for long-term debt maturing 2027	4.01%
Long-Term FHLB Borrowings
BORROWINGS
Debt term	30 days
Short-term borrowings outstanding	$ 54,000	86,500
Short-term borrowings average outstanding	$ 47,600	$ 34,100
Weighted average rate	4.51%	5.44%
Municipal Letter of Credit
BORROWINGS
Short-term borrowings outstanding	$ 17,900	$ 18,600